Earnings per share	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Earnings per share	Earnings per share
The calculation of the basic and diluted EPS is as follows:

	Three months ended June 30,		Six months ended June 30,
	2021	2020	2021	2020
Numerator
Net loss attributable to Doma Holdings, Inc.	$(23,299)	$(6,332)	$(35,057)	$(22,918)

Denominator
Weighted-average common shares – basic and diluted	11,667,266	9,950,920	11,457,724	10,231,489

Net loss per share attributable to Doma Holdings, Inc. shareholders
Basic and diluted	$(2.00)	$(0.64)	$(3.06)	$(2.24)
Earnings per share
The calculation of the basic and diluted EPS is as follows:

	Year ended December 31,
	2020	2019	2018
Numerator
Net loss attributable to Doma Holdings, Inc.	$(35,103)	$(27,137)	$(12,047)

Denominator
Weighted-average common shares – basic and diluted	10,390,006	10,060,857	10,098,071

Net loss per share attributable to Doma Holdings, Inc. shareholders
Basic and diluted	$(3.38)	$(2.70)	$(1.19)